OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
OTHER PAYABLES AND ACCRUED LIABILITIES
Advances from customers	$ 73,321	$ 73,953
Loan payable to the third party	2,250,000	2,250,000
Interest payable	218,630	39,167
Deposit	50,000	50,000
Other	29,612	32,955
Total	$ 2,621,563	$ 2,446,075